12. Income Taxes	12 Months Ended
Dec. 31, 2018
Notes
12. Income Taxes

12.       INCOME TAXES

            The Company has elected to be treated as an S corporation for income tax reporting purposes.  The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the Company in an appropriate allocation.  Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes.  Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

The provision for income taxes for the years ended December 31, 2018, 2017 and 2016 is made up of the following components:

	2018	2017	2016

Current – Federal	$ 2,689,220	$ 5,043,587	$ 5,955,098
Current – State	--	--	(18,531)
Total Current	2,689,220	5,043,587	5,936,567

Deferred – Federal	522,773	(2,445,235)	(650,641)

Total Provision	$ 3,211,993	$ 2,598,352	$ 5,285,926

            Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2018 and 2017.  These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)
	2018	2017
Insurance Commissions	$ (3,769,816)	$ (3,101,272)
Unearned Premium Reserves	1,617,672	1,273,650
Deferred Acquisition Cost Amortization	(981,719)	(816,718)
SPAE Capitalization	30,227	174,761
STAT & Tax Reserve	410,714	225,941
GAAP/STAT Premium Tax	(180,914)	(144,605)
Unrealized Loss (Gain) on
Marketable Debt Securities	152,345	(1,279,422)
Other	(64,881)	(27,701)
	$ (2,786,372)	$ (3,695,366)

           The Company's effective tax rate for the years ended December 31, 2018, 2017 and 2016 is analyzed as follows.  On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “TCJA”) resulted in significant changes to the U.S. tax code, including a reduction in the maximum federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income at the time of enactment of such change in tax rates.  Accordingly, the Company was required to revalue its deferred tax assets and deferred tax liabilities to account for the future impact of lower corporate tax rates on these deferred amounts.  The Company performed an analysis as of December 31, 2017 and recorded a $2.3 million impact for this one-time non-cash charge to the statement of income.  The SEC staff also issued the Staff Accounting Bulletin (“SAB”) 118, which provides guidance on accounting for the TCJA’s impact.  In accordance with the SAB 118, a company must reflect the income tax effects of those aspects of the TCJA for which the accounting under ASC 740 is complete.  To the extent that a company’s accounting for certain income tax effects of the TCJA is incomplete but is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements.  There are no amounts that were considered incomplete or provisional.  Our accounting for all elements for the TCJA is now complete, consistent with the closing of the SAB 118 measurement period on December 22, 2018.  As a result of guidance released by IRS, the company recorded immaterial adjustments which resulted in no impact on our effective tax rate during the current year.

              During 2016, the S Corporation incurred a loss, which lowered the overall pre-tax income of the Company resulting in a higher effective tax rate for 2016.  Any tax benefit from the loss was passed on to the shareholders.

	2018	2017	2016
Statutory Federal income tax rate	21.0%	34.0%	34.0%
Tax Reform Act Impact	-	(13.0)	-
Tax effect of S corporation status	(.4)	2.9	74.6
Tax exempt income	(5.1)	(9.8)	(24.2)
Miscellaneous	.1	.7	(.9)
Effective Tax Rate	15.6%	14.8%	83.5%